Allowance for Credit Losses (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Cash recoveries, recoveries against write off cases	₨ 7,524.7	₨ 6,400.0